Overview - Schedule of Subsidiary (Details) - JAN Financial Press Limited (“JAN Financial”) (Hong Kong) [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Subsidiary [Line Items]
Name of subsidiary	JAN Financial Press Limited (“JAN Financial”) (Hong Kong)
Principal activities	Provision of financial printing services
Percentage of effective ownership held by the Company	100.00%	100.00%	100.00%